American Beacon S&P 500 Index Fund
American Beacon S&P 500® Index FundSM
Investment Objective
The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (“S&P 500 Index” or “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses - American Beacon S&P 500 Index Fund		American Beacon S&P 500 Index Fund	American Beacon S&P 500 Index Fund Institutional Class - American Beacon S&P 500 Index Fund	American Beacon S&P 500 Index Fund Investor Class - American Beacon S&P 500 Index Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes			Institutional	Investor
Management fees			0.05%	0.05%
Distribution and/or service (12b-1) fees			none	none
Other expenses			0.09%	0.56%
Total annual fund operating expenses			0.13%	0.60%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Equity 500 Index Portfolio of State Street Master Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example American Beacon S&P 500 Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Institutional Class - American Beacon S&P 500 Index Fund	Institutional	13	42	73	166
Investor Class - American Beacon S&P 500 Index Fund	Investor	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests substantially all of its investable assets in the State Street Equity 500 Index Portfolio (The “Equity 500 Index Portfolio” or the “Portfolio”), therefore, the portfolio turnover rate is that of the State Street Equity 500 Index Portfolio. During the most recent fiscal year, the turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio which has the same investment objective as, and investment policies that are substantially similar to those of the Fund. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to track generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions the Portfolio will not invest less than 80% of its total assets in stocks in the Index.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also purchase or sell options or enter into swap transactions to assist in replicating the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Market Risk

Since the Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Large Cap Stock Risks

Because the S&P 500 Index includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

  Futures. There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.
  Hedging Risk. If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you could lose money by investing in the Fund.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Securities Lending Risk

The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 331/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Equity Security Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities include common stock and securities convertible into common stock. Common stock ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the S&P 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. You may obtain updated performance information on the Fund’s website atwww.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar year total returns for Institutional Class shares
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 15.93% (1/1/01 through 12/31/10) (2nd Quarter 2009) Lowest Quarterly Return: -21.93% (1/1/01 through 12/31/10) (4th Quarter 2008)
Average Annual Total Returns - American Beacon S&P 500 Index Fund		Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date of Class
American Beacon S&P 500 Index Fund	[1]	Average Annual Total Returns For the periods ended December 31, 2010
American Beacon S&P 500 Index Fund Return Before Taxes Institutional Class - American Beacon S&P 500 Index Fund			Institutional Class	Return Before Taxes		14.96%	2.25%	1.28%	Dec 31, 1996
American Beacon S&P 500 Index Fund Return Before Taxes Investor Class - American Beacon S&P 500 Index Fund			Investor Class	(before taxes)		14.43%	1.78%	0.83%	Mar 2, 1998
American Beacon S&P 500 Index Fund Return After Taxes on Distributions Institutional Class - American Beacon S&P 500 Index Fund			Institutional Class	Return After Taxes on Distributions		14.61%	1.94%	0.94%	Dec 31, 1996
American Beacon S&P 500 Index Fund Return After Taxes on Distributions and Sale of Fund Shares Institutional Class - American Beacon S&P 500 Index Fund			Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares		10.12%	1.89%	1.00%	Dec 31, 1996
American Beacon S&P 500 Index Fund S&P 500 Index				S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
American Beacon S&P 500 Index Fund Lipper S&P 500 Objective Funds Index				Lipper S&P 500 Objective Funds Index	(reflects no deduction for fees, expenses or taxes)	14.70%	2.08%	1.16%
[1]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

American Beacon Small Cap Index Fund
American Beacon Small Cap Index FundSM
Investment Objective
The Fund’s investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000 Index” or “Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses - American Beacon Small Cap Index Fund		American Beacon Small Cap Index Fund	American Beacon Small Cap Index Fund Institutional Class - American Beacon Small Cap Index Fund
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes			Institutional
Management fees	[1]		0.01%
Distribution and/or service (12b-1) fees			none
Other expenses			0.17%
Total annual fund operating expenses			0.18%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's shares of the allocated expenses of the Small Cap Index Series ("Portfolio") of the Quantitative Master Series LLC.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - American Beacon Small Cap Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
American Beacon Small Cap Index Fund Institutional Class - American Beacon Small Cap Index Fund	Institutional	18	58	101	230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests all of its investable assets in the Small Cap Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master Small Cap Index Series. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its investable assets in the Small Cap Index Series (“Portfolio”) of the Quantitative Master Series LLC (“Index Trust”). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership, as determined by the Frank Russell Company. As of December 31, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from  $24 million to  $5.0 billion. The Portfolio will be substantially invested in securities in the Russell 2000 Index, and under normal circumstances will invest at least 80% of its assets in securities or other financial instruments or portions thereof, which are components of or have economic characteristics similar to the securities in the Russell 2000 Index. The Fund is also a non-diversified fund.

Using a statistical sampling technique, the Portfolio invests in a sample of the stocks included in the Russell 2000 Index and aims to create a portfolio that approximates the performance of the Russell 2000 Index. The Portfolio does not invest in all of the common stocks in the Russell 2000 Index, or in the same weightings as in the Russell 2000 Index and so has fewer transaction costs than it would incur through full replication. The Portfolio chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 Index as a whole.

In addition, the Portfolio may at times invest a significant portion of its assets in options or futures contracts linked to the performance of the Index. These derivatives allow the Portfolio to increase or decrease exposure to the Index quickly and at less cost than buying or selling stocks. The Portfolio may invest in options, futures and other derivative investments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Portfolio may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Portfolio may use derivatives for hedging purposes, including anticipatory hedges, and to seek to enhance returns. The Portfolio is not required to use hedging and may choose not to do so. The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Market Risk

Since the Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of stocks purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Non-Diversification Risk

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Securities Lending Risk

To the extent the Portfolio lends its securities, it may be subject to the following risk. Borrowers of the Portfolio’s securities typically provide collateral in the form of securities issued or guaranteed by the U.S. Government or cash that is reinvested in securities. The securities received as collateral or the securities in which cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

  Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.
  Hedging Risk. If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk.

Equity Security Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities may include common stock, preferred stock, securities convertible into common stock and real estate investment trusts (“REITs”). Common stock ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, preferred stock and convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Short Sale Risk

Short sales may involve the potential loss of more money than the actual cost of the investment. Third parties to a short sale may fail to honor the contract terms, causing a loss to the Portfolio.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you could lose money by investing in the Fund.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar year total returns for Institutional Class shares
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 23.23% (1/1/01 through 12/31/10) (2nd Quarter 2003) Lowest Quarterly Return: -25.96% (1/1/01 through 12/31/10) (4th Quarter 2008)
Average Annual Total Returns - American Beacon Small Cap Index Fund		Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date of Class
American Beacon Small Cap Index Fund	[1]	Average Annual Total Returns For the periods ended December 31, 2010
American Beacon Small Cap Index Fund Return Before Taxes Institutional Class - American Beacon Small Cap Index Fund			Institutional Class	Return Before Taxes		27.05%	4.47%	6.24%	Jul 31, 2000
American Beacon Small Cap Index Fund Return After Taxes on Distributions Institutional Class - American Beacon Small Cap Index Fund			Institutional Class	Return After Taxes on Distributions		26.84%	3.68%	5.57%	Jul 31, 2000
American Beacon Small Cap Index Fund Return After Taxes on Distributions and Sale of Fund Shares Institutional Class - American Beacon Small Cap Index Fund			Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares		17.87%	3.60%	5.21%	Jul 31, 2000
American Beacon Small Cap Index Fund Russell 2000 Index				Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
American Beacon Small Cap Index Fund Lipper Small-Cap Core Funds Index				Lipper Small-Cap Core Funds Index	(reflects no deduction for fees, expenses or taxes)	25.71%	4.76%	6.95%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

American Beacon International Equity Index Fund
American Beacon International Equity Index FundSM
Investment Objective
The Fund’s investment objective is to match the performance of the Morgan Stanley Capital International EAFE Index (the “MSCI EAFE Index” or “Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses - American Beacon International Equity Index Fund		American Beacon International Equity Index Fund	American Beacon International Equity Index Fund Institutional Class - American Beacon International Equity Index Fund
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes			Institutional
Management fees	[1]		0.01%
Distribution and/or service (12b-1) fees			none
Other expenses			0.20%
Total annual fund operating expenses			0.21%
[1]	The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund's shares of the allocated expenses of the International Index Series ("Portfolio") of the Quantitative Master Series LLC.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - American Beacon International Equity Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
American Beacon International Equity Index Fund Institutional Class - American Beacon International Equity Index Fund	Institutional	22	68	118	268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests all if its investable assets in the Master International Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master International Index Series. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks its investment objective by investing substantially all of its investable assets in the Master International Index Series (“Portfolio”) of the Quantitative Master Series LLC (“Index Trust”). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The MSCI EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside of North America. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country’s relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index’s performance.

The Portfolio will be substantially invested in securities in the Index, and under normal circumstances will invest at least 80% of its assets in securities or other financial instruments or portions thereof, which are components of or have economic characteristics similar to the securities included in the Index. The Fund is also a non-diversified fund.

The Portfolio invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Portfolio will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Portfolio may not, however, invest in all of the companies within a country, represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, using a statistical sampling technique, the Portfolio may invest in a sample of equity securities included in the MSCI EAFE Index and in derivative instruments that correlate with components of the MSCI EAFE Index as a whole. The Portfolio aims to create a portfolio that approximates the performance of the MSCI EAFE Index with fewer transaction costs than would be incurred through full replication.

In addition, the Portfolio may at times invest a significant portion of its assets in options or futures contracts linked to the performance of the Index. These derivatives allow the Portfolio to increase or decrease exposure to the Index quickly and at less cost than buying or selling stocks. The Portfolio may invest in options, futures and other derivative investments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Portfolio may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Portfolio may use derivatives for hedging purposes, including anticipatory hedges, and to seek to enhance returns. The Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. The Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. The Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

The Portfolio is not required to use hedging and may choose not to do so. The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Market Risk

Since this Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks of a particular country will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Foreign Investing Risk

Oversees investing caries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of stocks purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Non-Diversification Risk

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk. Currency swaps are subject to currency risk and also involve exchange risk on principal and therefore are subject to credit risk.

Currency Risk

If the Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases the Portfolio may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Portfolio may not hedge its currency risks.

Equity Security Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities may include common stock, preferred stock, securities convertible into common stock and real estate investment trusts (“REITs”). Common stock ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, preferred stock and convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Short Sale Risk

Short sales may involve the potential loss of more money than the actual cost of the investment. Third parties to a short sale may fail to honor the contract terms, causing a loss to the Portfolio.

Investment Risks

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you could lose money by investing in the Fund.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Securities Lending Risk

To the extent the Portfolio lends its securities, it may be subject to the following risk. Borrowers of the Portfolio’s securities typically provide collateral in the form of securities issued or guaranteed by the U.S. Government or cash that is reinvested in securities. The securities received as collateral or the securities in which cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar year total returns for Institutional Class shares
Total Return for the Calendar Year Ended 12/31 of each Year

Highest Quarterly Return: 25.20% (1/1/01 through 12/31/10) (2nd Quarter 2009) Lowest Quarterly Return: -19.77% (1/1/01 through 12/31/10) (3rd Quarter 2002)
Average Annual Total Returns - American Beacon International Equity Index Fund		Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date of Class
American Beacon International Equity Index Fund	[1]	Average Annual Total Returns For the periods ended December 31, 2010
American Beacon International Equity Index Fund Return Before Taxes Institutional Class - American Beacon International Equity Index Fund			Institutional Class	Return Before Taxes		7.57%	2.43%	3.44%	Jul 31, 2000
American Beacon International Equity Index Fund Return After Taxes on Distributions Institutional Class - American Beacon International Equity Index Fund			Institutional Class	Return After Taxes on Distributions		7.21%	1.89%	2.93%	Jul 31, 2000
American Beacon International Equity Index Fund Return After Taxes on Distributions and Sale of Fund Shares Institutional Class - American Beacon International Equity Index Fund			Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares		5.38%	2.04%	2.83%	Jul 31, 2000
American Beacon International Equity Index Fund MSCI EAFE Index				MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
American Beacon International Equity Index Fund Lipper International Large-Cap Core Funds Index				Lipper International Large-Cap Core Funds Index	(reflects no deduction for fees, expenses or taxes)	8.82%	2.33%	2.51%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
American Beacon S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon S&P 500® Index FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (“S&P 500 Index” or “Index”).
Fees and Expenses of the Fund	abf809593_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Equity 500 Index Portfolio of State Street Master Funds.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes
Portfolio Turnover	abf809593_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests substantially all of its investable assets in the State Street Equity 500 Index Portfolio (The “Equity 500 Index Portfolio” or the “Portfolio”), therefore, the portfolio turnover rate is that of the State Street Equity 500 Index Portfolio. During the most recent fiscal year, the turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio which has the same investment objective as, and investment policies that are substantially similar to those of the Fund. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to track generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions the Portfolio will not invest less than 80% of its total assets in stocks in the Index.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also purchase or sell options or enter into swap transactions to assist in replicating the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Market Risk

Since the Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Large Cap Stock Risks

Because the S&P 500 Index includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

  Futures. There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.
  Hedging Risk. If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you could lose money by investing in the Fund.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Securities Lending Risk

The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 331/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Equity Security Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities include common stock and securities convertible into common stock. Common stock ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the S&P 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	abf809593_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund. The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. You may obtain updated performance information on the Fund’s website atwww.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds comparable to the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Institutional Class shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	Total Return for the Calendar Year Ended 12/31 of each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.93% (1/1/01 through 12/31/10) (2nd Quarter 2009) Lowest Quarterly Return: -21.93% (1/1/01 through 12/31/10) (4th Quarter 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010	[2]
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
Institutional Class - American Beacon S&P 500 Index Fund | American Beacon S&P 500 Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.13%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	13
3 years	rr_ExpenseExampleYear03	42
5 years	rr_ExpenseExampleYear05	73
10 years	rr_ExpenseExampleYear10	166
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.12%)
2002	rr_AnnualReturn2002	(22.27%)
2003	rr_AnnualReturn2003	28.26%
2004	rr_AnnualReturn2004	10.76%
2005	rr_AnnualReturn2005	4.74%
2006	rr_AnnualReturn2006	15.69%
2007	rr_AnnualReturn2007	5.39%
2008	rr_AnnualReturn2008	(37.08%)
2009	rr_AnnualReturn2009	26.70%
2010	rr_AnnualReturn2010	14.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Investor Class - American Beacon S&P 500 Index Fund | American Beacon S&P 500 Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Return Before Taxes | Institutional Class - American Beacon S&P 500 Index Fund | American Beacon S&P 500 Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Return Before Taxes | Investor Class - American Beacon S&P 500 Index Fund | American Beacon S&P 500 Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Investor Class
Label	rr_AverageAnnualReturnLabel	(before taxes)
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 1998
Return After Taxes on Distributions | Institutional Class - American Beacon S&P 500 Index Fund | American Beacon S&P 500 Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class - American Beacon S&P 500 Index Fund | American Beacon S&P 500 Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.12%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
S&P 500 Index | American Beacon S&P 500 Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Lipper S&P 500 Objective Funds Index | American Beacon S&P 500 Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper S&P 500 Objective Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.70%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	1.16%
American Beacon Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Small Cap Index FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000 Index” or “Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund	abf809593_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's shares of the allocated expenses of the Small Cap Index Series ("Portfolio") of the Quantitative Master Series LLC.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes
Portfolio Turnover	abf809593_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests all of its investable assets in the Small Cap Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master Small Cap Index Series. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing substantially all of its investable assets in the Small Cap Index Series (“Portfolio”) of the Quantitative Master Series LLC (“Index Trust”). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership, as determined by the Frank Russell Company. As of December 31, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from  $24 million to  $5.0 billion. The Portfolio will be substantially invested in securities in the Russell 2000 Index, and under normal circumstances will invest at least 80% of its assets in securities or other financial instruments or portions thereof, which are components of or have economic characteristics similar to the securities in the Russell 2000 Index. The Fund is also a non-diversified fund.

Using a statistical sampling technique, the Portfolio invests in a sample of the stocks included in the Russell 2000 Index and aims to create a portfolio that approximates the performance of the Russell 2000 Index. The Portfolio does not invest in all of the common stocks in the Russell 2000 Index, or in the same weightings as in the Russell 2000 Index and so has fewer transaction costs than it would incur through full replication. The Portfolio chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 Index as a whole.

In addition, the Portfolio may at times invest a significant portion of its assets in options or futures contracts linked to the performance of the Index. These derivatives allow the Portfolio to increase or decrease exposure to the Index quickly and at less cost than buying or selling stocks. The Portfolio may invest in options, futures and other derivative investments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Portfolio may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Portfolio may use derivatives for hedging purposes, including anticipatory hedges, and to seek to enhance returns. The Portfolio is not required to use hedging and may choose not to do so. The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Market Risk

Since the Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of stocks purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Non-Diversification Risk

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Securities Lending Risk

To the extent the Portfolio lends its securities, it may be subject to the following risk. Borrowers of the Portfolio’s securities typically provide collateral in the form of securities issued or guaranteed by the U.S. Government or cash that is reinvested in securities. The securities received as collateral or the securities in which cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

  Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.
  Hedging Risk. If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk.

Equity Security Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities may include common stock, preferred stock, securities convertible into common stock and real estate investment trusts (“REITs”). Common stock ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, preferred stock and convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Short Sale Risk

Short sales may involve the potential loss of more money than the actual cost of the investment. Third parties to a short sale may fail to honor the contract terms, causing a loss to the Portfolio.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you could lose money by investing in the Fund.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	abf809593_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds comparable to the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Institutional Class shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	Total Return for the Calendar Year Ended 12/31 of each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.23% (1/1/01 through 12/31/10) (2nd Quarter 2003) Lowest Quarterly Return: -25.96% (1/1/01 through 12/31/10) (4th Quarter 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010	[3]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
Institutional Class - American Beacon Small Cap Index Fund | American Beacon Small Cap Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.01%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	18
3 years	rr_ExpenseExampleYear03	58
5 years	rr_ExpenseExampleYear05	101
10 years	rr_ExpenseExampleYear10	230
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	2.07%
2002	rr_AnnualReturn2002	(20.37%)
2003	rr_AnnualReturn2003	46.90%
2004	rr_AnnualReturn2004	17.91%
2005	rr_AnnualReturn2005	4.51%
2006	rr_AnnualReturn2006	17.85%
2007	rr_AnnualReturn2007	(1.63%)
2008	rr_AnnualReturn2008	(33.58%)
2009	rr_AnnualReturn2009	27.21%
2010	rr_AnnualReturn2010	27.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.96%)
Return Before Taxes | Institutional Class - American Beacon Small Cap Index Fund | American Beacon Small Cap Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.05%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Return After Taxes on Distributions | Institutional Class - American Beacon Small Cap Index Fund | American Beacon Small Cap Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class - American Beacon Small Cap Index Fund | American Beacon Small Cap Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Lipper Small-Cap Core Funds Index | American Beacon Small Cap Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.71%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Russell 2000 Index | American Beacon Small Cap Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
American Beacon International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon International Equity Index FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to match the performance of the Morgan Stanley Capital International EAFE Index (the “MSCI EAFE Index” or “Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund	abf809593_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund's shares of the allocated expenses of the International Index Series ("Portfolio") of the Quantitative Master Series LLC.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes
Portfolio Turnover	abf809593_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund invests all if its investable assets in the Master International Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master International Index Series. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing substantially all of its investable assets in the Master International Index Series (“Portfolio”) of the Quantitative Master Series LLC (“Index Trust”). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The MSCI EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside of North America. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country’s relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index’s performance.

The Portfolio will be substantially invested in securities in the Index, and under normal circumstances will invest at least 80% of its assets in securities or other financial instruments or portions thereof, which are components of or have economic characteristics similar to the securities included in the Index. The Fund is also a non-diversified fund.

The Portfolio invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Portfolio will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Portfolio may not, however, invest in all of the companies within a country, represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. Instead, using a statistical sampling technique, the Portfolio may invest in a sample of equity securities included in the MSCI EAFE Index and in derivative instruments that correlate with components of the MSCI EAFE Index as a whole. The Portfolio aims to create a portfolio that approximates the performance of the MSCI EAFE Index with fewer transaction costs than would be incurred through full replication.

In addition, the Portfolio may at times invest a significant portion of its assets in options or futures contracts linked to the performance of the Index. These derivatives allow the Portfolio to increase or decrease exposure to the Index quickly and at less cost than buying or selling stocks. The Portfolio may invest in options, futures and other derivative investments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Portfolio may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities’ weightings in the Index. The Portfolio may use derivatives for hedging purposes, including anticipatory hedges, and to seek to enhance returns. The Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. The Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. The Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

The Portfolio is not required to use hedging and may choose not to do so. The Portfolio may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Market Risk

Since this Portfolio invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Portfolio’s investments in stocks of a particular country will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country. From time to time, certain securities held by the Portfolio may have limited marketability and may be difficult to sell at favorable times or prices. If the Portfolio is forced to sell such securities to meet redemption requests or other cash needs, the Portfolio may have to sell them at a loss.

Foreign Investing Risk

Oversees investing caries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Tracking Error Risk

The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. Other factors that may affect the Portfolio’s ability to match the return of the Index include a temporary lack of liquidity in the markets for the securities held by the Portfolio, the different closing times of international and U.S. markets, and different valuation methodologies employed by the Portfolio and the Index. In addition, the return on the sample of stocks purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return on the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions.

Non-Diversification Risk

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Derivatives Risk

Derivatives may involve significant risk and have the potential for losses in excess of the principal amount invested. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Portfolio’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Portfolio and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Portfolio’s return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Swaps are subject to counterparty risk. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Equity swaps are subject to market risk. Total return swaps may be subject to credit risk and market risk. Currency swaps are subject to currency risk and also involve exchange risk on principal and therefore are subject to credit risk.

Currency Risk

If the Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases the Portfolio may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Portfolio may not hedge its currency risks.

Equity Security Risk

Equity securities generally are subject to market risk. The Portfolio’s investments in equity securities may include common stock, preferred stock, securities convertible into common stock and real estate investment trusts (“REITs”). Common stock ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly or indirectly relating to that company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, preferred stock and convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Short Sale Risk

Short sales may involve the potential loss of more money than the actual cost of the investment. Third parties to a short sale may fail to honor the contract terms, causing a loss to the Portfolio.

Investment Risks

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you could lose money by investing in the Fund.

Passive Strategy/Index Risk

The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Master/Feeder Structure Risk

Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Master Portfolio with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Master Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Master Portfolio.

Securities Lending Risk

To the extent the Portfolio lends its securities, it may be subject to the following risk. Borrowers of the Portfolio’s securities typically provide collateral in the form of securities issued or guaranteed by the U.S. Government or cash that is reinvested in securities. The securities received as collateral or the securities in which cash collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	abf809593_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Large-Cap Core Funds Index, a composite of mutual funds comparable to the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Institutional Class shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	Total Return for the Calendar Year Ended 12/31 of each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 25.20% (1/1/01 through 12/31/10) (2nd Quarter 2009) Lowest Quarterly Return: -19.77% (1/1/01 through 12/31/10) (3rd Quarter 2002)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010	[3]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
Institutional Class - American Beacon International Equity Index Fund | American Beacon International Equity Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.01%	[5]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	68
5 years	rr_ExpenseExampleYear05	118
10 years	rr_ExpenseExampleYear10	268
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.14%)
2002	rr_AnnualReturn2002	(15.65%)
2003	rr_AnnualReturn2003	38.87%
2004	rr_AnnualReturn2004	20.12%
2005	rr_AnnualReturn2005	13.58%
2006	rr_AnnualReturn2006	26.52%
2007	rr_AnnualReturn2007	10.68%
2008	rr_AnnualReturn2008	(41.85%)
2009	rr_AnnualReturn2009	28.72%
2010	rr_AnnualReturn2010	7.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.77%)
Return Before Taxes | Institutional Class - American Beacon International Equity Index Fund | American Beacon International Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Return After Taxes on Distributions | Institutional Class - American Beacon International Equity Index Fund | American Beacon International Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class - American Beacon International Equity Index Fund | American Beacon International Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
MSCI EAFE Index | American Beacon International Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Lipper International Large-Cap Core Funds Index | American Beacon International Equity Index Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.51%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Equity 500 Index Portfolio of State Street Master Funds.
[2]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
[4]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's shares of the allocated expenses of the Small Cap Index Series ("Portfolio") of the Quantitative Master Series LLC.
[5]	The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund's shares of the allocated expenses of the International Index Series ("Portfolio") of the Quantitative Master Series LLC.